May 5, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Western Reserve Life Assurance Co. of Ohio

WRL Series Life Account G

WRL Benefactor (File No. 333-135803)

CIK No.: 0001366273

Dear Commissioners:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 21, 2008 via EDGAR.

Sincerely,

/s/ Gayle A. Morden
Gayle A. Morden
Compliance Manager

cc:	Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Kim Estrada